SCHEDULE II - FINANCIAL INFORMATION OF REGISTRANT- PARENT COMPANY ONLY - Statements of Cash Flows - Parent Company Only (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income	$ 83,413	$ 83,955	$ 80,284	$ 74,458	$ 72,940	$ 76,838	$ 75,444	$ 67,680	$ 322,110	$ 292,902	$ 231,130
Adjustments to reconcile net income to net cash provided by operating activities:
Gain from change in fair value of warrant liability					0	$ 0	$ (1,020)	(93)	0	(1,113)	(566)
Net realized investment losses (gains)									33	(481)	(729)
Depreciation and amortization									11,541	11,870	11,232
Amortization of debt discount and debt issuance costs									1,961	1,846	1,861
Deferred income taxes									90,593	84,393	65,510
Share-based compensation expense									16,914	15,425	16,678
Changes in operating assets and liabilities:
Accrued investment income									(5,641)	(2,244)	(2,038)
Other assets									(316)	236	(218)
Accounts payable and accrued expenses									10,389	1,394	16,908
Net cash provided by operating activities									342,683	313,394	325,719
Cash flows from investing activities
Purchase of short-term investments									(166,224)	(313,926)	(10,640)
Purchase of fixed-maturity investments, available-for-sale									(488,562)	(233,586)	(514,405)
Proceeds from maturity of short-term investments									320,545	151,635	0
Proceeds from redemptions, maturities and sale of fixed-maturity investments, available-for-sale									143,613	116,663	163,103
Software and equipment									(9,372)	(10,572)	(12,238)
Net cash used in investing activities									(200,000)	(289,786)	(374,180)
Cash flows from financing activities
Proceeds from issuance of common stock related to employee equity plans									10,549	5,442	4,201
Proceeds from issuance of common stock related to warrant exercises									0	518	503
Taxes paid related to net share settlement of equity awards									(9,356)	(5,213)	(5,426)
Payments of debt issuance costs									0	0	(1,108)
Repurchases of common stock									(91,613)	(56,575)	0
Net cash used in financing activities									(90,420)	(55,828)	(1,830)
Net increase (decrease) in cash, cash equivalents and restricted cash									52,263	(32,220)	(50,291)
Cash, cash equivalents and restricted cash, beginning of period				44,426				76,646	44,426	76,646	126,937
Cash, cash equivalents and restricted cash, end of period	96,689				44,426				96,689	44,426	76,646
Parent
Cash flows from operating activities
Net income									322,110	292,902	231,130
Adjustments to reconcile net income to net cash provided by operating activities:
Gain from change in fair value of warrant liability									0	(1,113)	(566)
Net realized investment losses (gains)									31	13	(10)
Depreciation and amortization									(890)	789	801
Amortization of debt discount and debt issuance costs									1,962	1,846	1,861
Deferred income taxes									88,192	81,057	66,941
Share-based compensation expense									16,914	15,425	16,678
Changes in operating assets and liabilities:
Investment in subsidiaries, at equity in net assets									(314,556)	(343,477)	(302,165)
Accrued investment income									205	(73)	(104)
Receivable from affiliates									(8,108)	3,348	(9,474)
Other assets									(57)	518	(496)
Accounts payable and accrued expenses									2,605	(8,731)	10,068
Net cash provided by operating activities									108,408	42,504	14,664
Cash flows from investing activities
Capitalization of subsidiaries									(800)	(800)	(800)
Purchase of short-term investments									(89,068)	(110,076)	(10,640)
Purchase of fixed-maturity investments, available-for-sale									0	0	(2,797)
Proceeds from maturity of short-term investments									100,607	86,995	0
Proceeds from redemptions, maturities and sale of fixed-maturity investments, available-for-sale									30,538	19,673	4,464
Software and equipment									2,169	1,291	(1,026)
Net cash used in investing activities									43,446	(2,917)	(10,799)
Cash flows from financing activities
Proceeds from issuance of common stock related to employee equity plans									10,549	5,442	4,201
Proceeds from issuance of common stock related to warrant exercises									0	518	503
Taxes paid related to net share settlement of equity awards									(9,356)	(5,213)	(5,426)
Payments of debt issuance costs									0	0	(1,108)
Repurchases of common stock									(91,613)	(56,575)	0
Net cash used in financing activities									(90,420)	(55,828)	(1,830)
Net increase (decrease) in cash, cash equivalents and restricted cash									61,434	(16,241)	2,035
Cash, cash equivalents and restricted cash, beginning of period				$ 4,940				$ 21,181	4,940	21,181	19,146
Cash, cash equivalents and restricted cash, end of period	$ 66,374				$ 4,940				$ 66,374	$ 4,940	$ 21,181